Document and Entity Information	12 Months Ended
Oct. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 30, 2012
Registrant Name	GREAT-WEST FUNDS INC
Central Index Key	0000356476
Amendment Flag	false
Document Creation Date	Oct. 30, 2012
Document Effective Date	Oct. 30, 2012
Prospectus Date	Oct. 30, 2012